Operating Lease (Details)	Dec. 31, 2024 USD ($) m²	Dec. 31, 2023 USD ($) m²	Jun. 30, 2022 USD ($)	Dec. 09, 2021 m²
Operating Lease [Line Items]
Lease deposit (in Dollars) | $	$ 30,120	$ 22,779	$ 28,963
Office space covers [Member]
Operating Lease [Line Items]
Area of square meters		345.22
Panyu District [Member]
Operating Lease [Line Items]
Area of square meters		1,796.26		1,451.04
China [Member]
Operating Lease [Line Items]
Area of square meters	161.57
China [Member] | Zhongzhou Holding Financial Center [Member]
Operating Lease [Line Items]
Area of square meters	161.57